Segment Information - Summarized financial information for the Company's segments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information
Consolidated revenue	$ 60,921	$ 49,844	$ 116,082	$ 98,424	$ 203,003	$ 187,515
Total segment depreciation expense	359	173	673	338	826	691
Total segment amortization	739	621	1,412	1,233	2,516	2,487
Selling, general and administrative expense	28,348	11,212	58,154	22,390	83,365	41,898
Non-segment depreciation and amortization	1,098	794	2,085	1,571	3,341	3,178
Loss from operations	(18,304)	(1,116)	(36,775)	(2,869)	(45,858)	(8,197)
Operating segments
Segment Reporting Information
Consolidated revenue	60,921	49,844	116,082	98,424	203,003	187,515
Total segment direct costs	49,779	38,954	92,618	77,332	162,155	150,636
Total segment depreciation expense	283	141	535	269	783	947
Total segment amortization	738	620	1,412	1,233	2,516	2,076
Total segment operating income	10,121	10,129	21,517	19,590	37,549	33,856
Selling, general and administrative expense	28,348	11,212	58,154	22,390	83,365	41,898
Non-segment assets
Segment Reporting Information
Non-segment depreciation and amortization	77	33	138	69	42	155
Patient services | Operating segments
Segment Reporting Information
Consolidated revenue	39,109	29,786	74,166	59,408	124,074	116,817
Total segment direct costs	32,875	23,574	60,253	46,660	99,401	95,747
Total segment depreciation expense	282	139	532	266	659	940
Total segment amortization	686	568	1,307	1,128	2,305	1,863
Total segment operating income	5,266	5,505	12,074	11,354	21,709	18,267
Dispensary | Operating segments
Segment Reporting Information
Consolidated revenue	20,218	17,782	38,897	35,400	72,550	63,890
Total segment direct costs	16,754	15,237	32,078	30,360	62,102	53,907
Total segment depreciation expense	0	0	0	0	1	0
Total segment amortization	0	0	0	0	0	0
Total segment operating income	3,464	2,545	6,819	5,040	10,447	9,983
Clinical trials & other | Operating segments
Segment Reporting Information
Consolidated revenue	1,594	2,276	3,019	3,616	6,379	6,808
Total segment direct costs	150	143	287	312	652	982
Total segment depreciation expense	1	2	3	3	123	7
Total segment amortization	52	52	105	105	211	213
Total segment operating income	$ 1,391	$ 2,079	$ 2,624	$ 3,196	$ 5,393	$ 5,606